Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
(3)	Commitments and Contingent Liabilities

For details on our contingent liabilities, see Notes to Consolidated Financial Statements – Note 2, Summary of Significant Accounting Policies.

Operating Leases

The lease for 1 Corporate Avenue, Rowville Victoria expires on March 31, 2019, with two options to renew the lease for successive five-year periods. The Company’s primary bank has issued a bank guarantee of A$250,000 in relation to a rental bond to secure the payments under the lease. This bank guarantee is secured by a security deposit held at the bank and has been recorded as “Other non-current assets” in consolidated balance sheets.

In accordance with the terms of the lease, the lessee has to restore part of the building upon vacating the premises.

The Company has also entered into a lease with respect to certain office equipment. The lease is for a period of 60 months which commenced in November 2012.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of December 31, 2013 are:

A$
Less than 1 year	549,092
1 – 3 years	1,117,422
3 – 5 years	1,190,538
More than 5 years	624,152

Total minimum lease payments	3,481,204

Rent expense was A$597,512, A$594,118 and A$576,301 for the fiscal years ended December 31, 2013, 2012 and 2011, respectively.

Government research grants

On October 28, 2006, Universal Biosensors Pty Ltd was awarded a grant by the State of Victoria to support the establishment of a medical diagnostic manufacturing facility in Victoria, Australia for the manufacture of new technologies for disease monitoring and to increase support of local and export markets. These payments are subject to the achievement of milestones which include capital expenditure by Universal Biosensors Pty Ltd of predetermined minimum amounts. The State of Victoria may require Universal Biosensors Pty Ltd to refund any amounts paid under the grant together with interest should Universal Biosensors Pty Ltd commit a breach of its obligations under the grant agreement. The State of Victoria may also withhold, suspend, cancel or terminate any payment or payments upon a failure to comply with obligations or if Universal Biosensors Pty Ltd chooses not to proceed with these initiatives or it becomes insolvent. The total amount received under the Victorian State Government Grant during 2013 was A$0 (2012: A$0, 2011: A$55,346). This grant has been recognized against the acquisition cost of the related plant and equipment.

On October 1, 2010, Universal Biosensors Pty Ltd was awarded a grant of A$250,000 by the State of Victoria to assist in the upgrade of the current manufacturing facility to ultimately support the production of strips for a new point of care test. These payments are subject to the achievement of milestones which include capital expenditure by Universal Biosensors Pty Ltd of predetermined minimum amounts. The State of Victoria may require Universal Biosensors Pty Ltd to refund any amounts paid under the grant together with interest should Universal Biosensors Pty Ltd fail to complete the upgrade within a stipulated timeframe or fails to fulfill its commitments towards the upgrade. The State of Victoria may also withhold, suspend, cancel or terminate any payment or payments upon a failure to comply with obligations or if Universal Biosensors Pty Ltd chooses not to proceed with these initiatives or it becomes insolvent. The total amount received under the Victorian State Government Grant during 2013 was A$0 (2012: A$75,000, 2011: A$175,000). This grant has been recognized against the acquisition cost of the related plant and equipment.

Guarantees

There are cross guarantees given by Universal Biosensors, Inc. and Universal Biosensors Pty Ltd as described in note 15. No deficiencies of assets exist in any of these companies. No liability was recognized by the parent entity or the consolidated entity in relation to this guarantee, as the fair value of the guarantees is immaterial.